Share capital - Schedule of RSUs (Details) - Restricted Stock Units (RSUs) [Member] - DevvStream Corp [Member] - shares		9 Months Ended		12 Months Ended
	Mar. 26, 2025	Apr. 30, 2026	Apr. 30, 2025	Jul. 31, 2025	Jul. 31, 2024
Schedule of RSUs [Line Items]
Outstanding balance		148,308	121,475	121,475	103,686
Granted	30,586	0	0	30,586	17,789
Forfeited		(319)		(3,753)
Outstanding balance		147,989		148,308	121,475